EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table sets forth reconciliations of the numerators and denominators used to compute basic and diluted earnings (loss) per share of Class A Common Stock:
	Years Ended December 31,
	2021	2020
Numerator:
Net income (loss)	$6,193	$(13,714)
Net income (loss) attributable to DMSH prior to the Business Combination	—	(1,345)
Net income (loss) attributable to non-controlling interest	3,991	(5,018)
Net income (loss) attributable to Digital Media Solutions, Inc. - basic and diluted	$2,202	$ (7,351)
Denominator:
Weighted average shares - basic	$35,249	$32,335
Add: dilutive effects of employee equity awards	389	—
Add: dilutive effects of public warrants	126	—
Weighted average shares - diluted	$35,764	$32,335

Net earnings (loss) per common share:
Basic	$0.06	$(0.23)
Diluted	$0.06	$(0.23)